Shareholders’ equity (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary of share capital

	Common shares	Amount
	#	$
Balance – December 31, 2024	3,140,621	22,486
Granted	41,588	136
Balance – September 30, 2025	3,182,209	22,622

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders	1,213,967	8,485
Granted	60,167	386
Balance – September 30, 2024	3,121,727	22,388

Summary of number and weighted average exercise prices of deferred shares units

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2025	76,024	25.77
Cancelled / Forfeited	(27,843)	13.83
Balance – September 30, 2025	48,181	31.27

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Granted - Replacement options	12,949	50.65
Cancelled / Forfeited	(7,258)	34.90
Balance – September 30, 2024	80,062	12.50